GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
7.	GOODWILL

The changes in the carrying amount of goodwill for fiscal years 2011 and 2012 are as follows:

As of December 31, 2010	—
Acquisition of ClickPro	4,269
Exchange differences	66

As of December 31, 2011	4,335
Exchange differences	44

As of December 31, 2012	4,379

The Group performs its annual goodwill impairment tests on December 31 of each year. No impairment charge has ever been recognized by the Group.